Annual Total Returns[BarChart] - PIMCO RAE PLUS EMG Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.80%)	28.19%	(6.52%)	(1.44%)	(25.50%)	35.39%	31.83%	(13.50%)	14.80%	5.24%